Stockholders' Equity - Schedule of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Stock Options, Granted	775,000
Number of Stock Options Outstanding, end of year	5,873,336
Photomedex, Inc. [Member]
Number of Stock Options Outstanding, beginning of year	150,138	231,941
Number of Stock Options, Granted
Number of Stock Options, Exercised
Number of Stock Options, Expired/cancelled	(15,988)	(81,803)
Number of Stock Options Outstanding, end of year	134,150	150,138
Number of Stock Options Exercisable, end of year	109,066
Weighted Average Exercise Price Outstanding, beginning of year	$ 67.99	$ 81.15
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired/cancelled	82.26	74.27
Weighted Average Exercise Price Outstanding, end of year	85.22	$ 67.99
Weighted Average Exercise Price Exercisable, end of year	$ 84.40